QUARTERLY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2010
QUARTERLY FINANCIAL INFORMATION
QUARTERLY FINANCIAL INFORMATION

NOTE 26. QUARTERLY FINANCIAL INFORMATION

          The following table summarizes the Company's 2010 and 2009 quarterly results:

	Three months Ended March 31, 2010	Three months Ended June 30, 2010	Three months Ended September 30, 2010	Three months Ended December 31, 2010	Year Ended December 31, 2010
	(unaudited) ($ in thousands, except per share $)
Total revenue	$465,019	$455,730	$465,660	$435,759	$1,822,168
Gross profit	165,899	163,612	163,059	149,712	642,282
Operating income	57,183	56,372	58,790	40,061	212,406
Net income	25,661	25,411	26,669	18,826	96,567
Weighted average shares outstanding:
Basic	87,339	87,353	87,357	87,367	87,339
Diluted	87,574	87,778	88,179	88,719	88,917
Earnings per share:
Basic	$0.24	$0.23	$0.25	$0.15	$0.87
Diluted	$0.24	$0.23	$0.24	$0.15	$0.85

	Three months Ended March 31, 2009	Three months Ended June 30, 2009	Three months Ended September 30, 2009	Three months Ended December 31, 2009	Year Ended December 31, 2009
	(unaudited) ($ in thousands, except per share $)
Total revenue	$439,897	$432,416	$430,798	$403,896	$1,707,007
Gross profit	154,168	151,510	148,192	136,700	590,570
Operating income	50,113	45,797	47,359	37,757	181,026
Net income	19,419	17,942	19,498	12,665	69,524
Weighted average shares outstanding:
Basic	87,670	87,339	87,339	87,339	87,421
Diluted	87,758	87,548	87,688	87,818	87,859
Earnings per share:
Basic	$0.17	$0.15	$0.17	$0.09	$0.58
Diluted	$0.17	$0.15	$0.17	$0.09	$0.58